Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CornerCap Fundametrics Large-Cap ETF | CornerCap Fundametrics Large-Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	15.98%	13.94%	(5.69%)	25.90%